Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events

9. Subsequent Events

The notes to the condensed consolidated financial statements include a discussion of material events, which have occurred subsequent to March 31, 2021 (referred to as “subsequent events”) through the date these condensed consolidated financial statements were issued. Management has evaluated the subsequent events through this date and has concluded that no material subsequent events have occurred that require additional adjustment or disclosure in the condensed consolidated financial statements.

11. Subsequent Events

The notes to the financial statements include a discussion of material events, which have occurred subsequent to December 31, 2020 (referred to as “subsequent events”) through the date these financial statements were issued. Management has evaluated the subsequent events through this date and has concluded that no other material subsequent events have occurred that require additional adjustment or disclosure in the financial statements, with the exception of the Restatement.

Wilco Holdco Inc
Subsequent Events

14. Subsequent Events

The Company evaluated events and transactions occurring subsequent to March 31, 2021 through May 6, 2021, the date of issuance of the consolidated condensed financial statements. Based on this evaluation, it was determined that no subsequent events other than the items noted above occurred that require recognition or disclosure in the consolidated condensed financial statements.

16. Subsequent Events

On February 22, 2021, the Company announced that it entered into a definitive merger agreement with Fortress Value Acquisition Corp. II (“FVAC II”), a special purpose acquisition company. Upon closing of the transaction, the combined company is expected to operate as “ATI Physical Therapy, Inc.” and remain listed on the New York Stock Exchange under a new ticker symbol. The transaction is expected to close in the second quarter of 2021, subject to approval by FVAC II’s stockholders and other customary closing conditions.

The Company evaluated events and transactions occurring subsequent to December 31, 2020 through March 12, 2021, the date of issuance of the consolidated financial statements. Based on this evaluation, it was determined that no subsequent events other than the items noted above occurred that require recognition or disclosure in the consolidated financial statements.